Consolidated Statement of Financial Position	Dec. 31, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Current assets
Cash and cash equivalents	$ 3,046,602	$ 24,522	$ 399,224
Trade and other receivables	305,007	183,005	345,291
Inventories			95,201
Other receivables	305,007	183,005
Prepayments and other assets	1,587,521	95,700	151,258
Total current assets	4,939,130	303,227	990,974
Non-current assets
Plant and equipment	18,056	16,642
Right-of-use assets			10,001
Intangible assets	20,158,270	20,437,958	21,493,661
Total non-current assets	20,176,326	20,454,600	21,503,662
Total assets	25,115,456	20,757,827	22,494,636
Current liabilities
Trade and other payables	892,791	1,558,186	1,184,404
Deferred Revenue	118,704	125,359	85,359
Borrowings, net	3,882,778	2,084,152	5,086
Lease liabilities			11,896
Derivative liability	1,279,184
Employee benefits provisions	105,198	98,368	77,780
Total current liabilities	6,278,655	3,866,065	1,364,525
Non-current liabilities
Borrowings	13,550	1,759,447	2,471,619
Employee benefits provisions	29,488	20,018
Total non-current liabilities	43,038	1,779,465	2,471,619
Total liabilities	6,321,693	5,645,530	3,836,144
Net assets	18,793,763	15,112,297	18,658,492
Equity
Issued capital	33,594,052	26,608,227	26,608,227
Accumulated losses	(14,800,289)	(11,495,930)	(7,949,735)
Total equity	$ 18,793,763	$ 15,112,297	$ 18,658,492